SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

In May 2016, the Company issued an option to an independent director to purchase 200,000 shares of common stock at a purchase price of $0.60 per share.  The option was valued at $67,376 using the Black-Scholes Option Pricing Formula.  The option expires in 10 years vesting immediately.  The option is expensed over the vesting terms.

In May 2016, the board of directors approved a grant to a new employee of an option to purchase up to 5,000 shares of common stock at a purchase price of $0.60 per share.  Using the Black-Scholes Option Pricing Formula, the option was valued at $1,738, fair value. The option expires in 10 years and vests 625 on August 4, 2016 and the remaining in equal quarterly installments of 625 over the next 21 months.  The option is expensed over the vesting terms.

NOTE 11 – SUBSEQUENT EVENTS

In December 2015, the board of directors approved a grant to a senior advisor effective January 1, 2016 of a warrant to purchase up to 125,000 shares of common stock at a purchase price of $0.60 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $44,868, fair value. The warrant expires in 5 years and vests 31,250 immediately and the remaining in equal monthly installments of 9,375 over the next 10 months. The warrant is expensed over the vesting terms.

In February 2016, the Company issued options to the Company’s six independent directors to each purchase 50,000 shares of common stock at a purchase price of $0.68 per share. The options were each valued at $21,475 using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 20,000 vesting immediately and the remainder vesting in quarterly equal installments of 10,000 commencing April 1, 2016. The options are expensed over the vesting terms.

In January 2016, the Company signed a Purchase Agreement with an institutional investor to sell up to $20,000,000 of common stock. The Company also entered into a Registration Rights Agreement with the institutional investor whereby the Company agreed to file a registration statement related to the transaction with the U.S. Securities and Exchange Commission registering 5,000,000 shares of the Company’s common stock. The registration statement was filed on February 16, 2016. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period. The new Purchase Agreement provides more flexibility for the Company than the previous 2013 Purchase Agreement which was terminated on February 1, 2016.